Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 33,428,669
Balance at ending	42,369,111
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	320,159
Gain for the period	7,708
OCI	(51,743)
Acquisition	34,042
Disposal	(135,885)
Balance at ending	375,092
Level 3 [member] | Impact of adopting IFRS 9 [member]
Disclosure of fair value measurement of assets [line items]
Impact of adopting IFRS 9	200,811
Financial assets at fair value through profit or loss [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	222,257
Financial assets at fair value through profit or loss [member] | Level 3 [member] | Impact of adopting IFRS 9 [member]
Disclosure of fair value measurement of assets [line items]
Impact of adopting IFRS 9	(222,257)
Available- for-sale financial assets [Member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	97,902
Available- for-sale financial assets [Member] | Level 3 [member] | Impact of adopting IFRS 9 [member]
Disclosure of fair value measurement of assets [line items]
Impact of adopting IFRS 9	(97,902)
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Gain for the period	7,708
OCI	732
Acquisition	18,732
Disposal	(128,713)
Reclassification	(165,600)
Balance at ending	124,374
FVTPL [member] | Level 3 [member] | Impact of adopting IFRS 9 [member]
Disclosure of fair value measurement of assets [line items]
Impact of adopting IFRS 9	391,515
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
OCI	(52,475)
Acquisition	15,310
Disposal	(7,172)
Reclassification	165,600
Balance at ending	250,718
Financial assets at FVOCI [member] | Level 3 [member] | Impact of adopting IFRS 9 [member]
Disclosure of fair value measurement of assets [line items]
Impact of adopting IFRS 9	₩ 129,455